Equity (Details) - Schedule of the number of common shares issued and outstanding - USD ($) $ in Thousands	Dec. 31, 2021		Mar. 31, 2021	Feb. 16, 2021	Dec. 31, 2020
Schedule of the number of common shares issued and outstanding [Abstract]
Common shares (par value of USD 0.01), No. of shares	45,471,084				45,426,251
Common shares (par value of USD 0.01), Par value	$ 455				$ 455
Earnout shares (par value of USD 0.01), No. of shares	3,012,500	[1]			3,012,500
Earnout shares (par value of USD 0.01), par value	$ 30	[1]			$ 30
Restricted shares awards (par value of USD 0.01) (note 32), No. of shares	396,857		132,190	180,000	134,500
Restricted shares awards (par value of USD 0.01) (note 32), par value	$ 4				$ 1
Total shares, No. of shares	48,880,441				48,573,251
Total shares, Par value	$ 489				$ 486

[1]	The Earnout Shares are subject to vesting at stock prices ranges from USD 11.50 to 15.25. The Earnout Shares are considered outstanding shares and have dividend and voting rights, however, the Earnout Shares are non-transferable by their holders until they vest and, if the Earnout Shares do not vest on or prior to 17 March 2028, they will be cancelled by the Company.